Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of estimated useful lives of premises and equipment
Buildings and improvements	35-40 years
Equipment	3-5 years